Debt (Detail) $ in Millions		Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($) instrument
Debt Instrument [Line Items]
Fair Value		$ 3,315.8	$ 2,887.8
Debt, Long-term and Short-term, Combined Amount	[1]	3,148.2	2,707.9
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value		498.4	498.1
Fair Value		528.8	528.7
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying Value		495.8	0.0
Fair Value		464.6	0.0
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value		295.9	295.7
Fair Value		380.1	376.0
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value		395.2	395.0
Fair Value		499.0	490.6
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value		346.4	346.4
Fair Value		362.3	352.8
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying Value		395.1	395.0
Fair Value		372.5	362.0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value		594.1	612.8
Fair Value		581.2	612.8
Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 127.3	$ 164.9
Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired | instrument		2	2
Debt, Long-term and Short-term, Combined Amount		$ 62.1	$ 87.1
Trust Preferred Debt Securities [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Carrying Value		$ 41.2	$ 41.2
Debt Instrument, Number of Debt Instruments Acquired | instrument		2	2
Senior Notes [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Carrying Value		$ 24.0	$ 24.0
Debt Instrument, Number of Debt Instruments Acquired | instrument		4	4
Surplus Note [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of Debt Instruments Acquired | instrument		0	1
Debt, Long-term and Short-term, Combined Amount		$ 0.0	$ 12.6

[1]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.